Debt	9 Months Ended
Jun. 30, 2024
Debt [Abstract]
Debt

Note 11 — Debt

Debt consists of the following:

	June 30, 2024	September 30, 2023
Notes payable	$723	$1,286
7% promissory notes – related parties	2,495	3,349
Notes payable – related parties	—	444
SAFEs	—	1,512
Total debt	3,218	6,591
Less: Amounts classified as current	(3,218)	(6,591)
Noncurrent portion	$—	$—

Notes Payable

During the nine months ended June 30, 2024, the Company entered into five promissory notes having an aggregate principal amount of $775 with unrelated investors to meet its working capital needs. The notes bear interest at rates ranging from 6% to 76% per annum. One note having an original principal amount of $150 matures in November 2024, requires weekly principal payments of $4 and is guaranteed by an officer and director of the Company. Another note, having a principal amount of $100, is unsecured, matured in January 2024 and was repaid by the Company in February 2024.

In connection with the issuance of four of the notes, the Company issued the purchasers warrants to purchase an aggregate of 201,965 shares of its common stock at prices ranging from $0.01 to $2.00 per share. The warrants have contractual terms of one year to two years and are immediately exercisable. The Company evaluated the warrants and determined that they met all the requirements for equity classification under ASC 815. The Company accounted for each of the warrants as detachable warrants at their fair value, using the relative fair value method. The portion of the proceeds allocated to the warrants of $155 was recorded as an increase to additional paid-in capital and as a discount to notes payable on the condensed consolidated balance sheet. The Company is amortizing the discount over the term of the related notes using the effective interest method. The Company valued the warrants at the time of issuance using the Black-Scholes option pricing model with the following weighted-average assumptions: expected volatility of 55.1%; no expected dividend yield; risk-free interest rate of 4.8%; and a contractual term of twenty-one months.

One note, issued in September 2023 and having a principal amount of $531, provided that in the event the Company failed to pay the principal amount by its October 5, 2023 maturity date, the Company must issue the purchaser as additional consideration a warrant to purchase 28,000 shares of its common stock for the first calendar month, and warrants to purchase an additional 25,000 shares for each successive calendar month, during which the note remained unpaid. The Company did not repay the note by its maturity date and the Company issued the purchaser warrants to purchase an aggregate of 103,000 shares of its common stock. In January 2024, the Company repaid this note in full.

During the nine months ended June 30, 2023, the Company made various borrowings to meet its working capital needs, including convertible notes having a principal amount of $250, notes payable — related parties of $524 and six promissory notes with unrelated investors having an aggregate principal amount of $1,525. The notes matured at various dates through March 2024. During the nine months ended June 30, 2023, the Company repaid $418 under the notes payable — related parties and $400 under one of the promissory notes. In connection with the issuance of the promissory notes, the Company gave the purchasers warrants to purchase an aggregate of 132,464 shares of its common stock at an exercise price of $0.01 per share. One promissory note also provided that in the event the Company failed to pay the principal amount on the maturity date, the Company must issue the purchaser a warrant to purchase an additional 15,000 shares of its common stock for each seven-day period thereafter until such time as the principal is repaid in full. Through June 30, 2023, the Company had issued the purchaser additional warrants to purchase an aggregate of 210,000 shares of its common stock.

As of June 30, 2024, promissory notes payable having a remaining principal balance of $723 were outstanding and are included in “Notes payable” in the condensed consolidated balance sheet.

7% Promissory Notes — Related Parties

The Company has two outstanding promissory notes with related parties which the Company assumed in 2020 as part of an asset acquisition. The promissory notes bear interest at 7% per annum, are unsecured and do not require principal payments prior to the maturity date. The notes had an initial maturity date of August 2022, but were amended in May 2022 to extend their maturity to July 2023. During the nine months ended June 30, 2024, the Company made principal payments of $854 on one of the notes and as of June 30, 2024 an aggregate principal amount of $2,495 remains outstanding. The 7% promissory notes are included in “Notes payable — related parties” in the condensed consolidated balance sheets.

Notes Payable — Related Parties

As of September 30, 2023, two notes payable — related parties having an aggregate principal balance of $444 were outstanding. During the nine months ended June 30, 2024, the Company repaid each of the notes in full.

During the nine months ended June 30, 2023, the Company issued five promissory notes having an aggregate principal balance of $524 to an officer and an employee of the Company, and fully repaid four of the notes for $418.

SAFEs

In connection with the Merger, all of the outstanding SAFEs, representing an original purchase amount of $1,000, were converted into 150,953 shares of the Company’s Class A Common Stock and the $1,512 carrying amount of these SAFEs was credited to equity, with no gain or loss recognized. As of June 30, 2024, no SAFEs remain outstanding.

The Company remeasured the SAFEs to fair value at each reporting date. For the nine months ended June 30, 2024 and 2023, the Company recorded increases in the fair value of the SAFEs of $10 and $528, respectively. The change in fair value of the SAFEs is reported in “Change in fair value of SAFEs” in the condensed consolidated statements of operations and comprehensive loss.

Convertible Notes

During the nine months ended June 30, 2024, the Company issued convertible notes having an aggregate principal amount of $200 to unaffiliated investors. The convertible notes matured in February 2024, bore interest at 16% per annum, were unsecured and had a conversion price of $6.84 per share. The principal amount of the convertible notes and any accrued interest thereon was convertible into shares of the Company’s common stock, at the election of each holder, at any time prior to maturity. In connection with the issuance of the convertible notes, the Company issued the investors warrants to purchase an aggregate of 4,000 shares of Legacy Mobix common stock at an exercise price of $0.01 per share. The warrants are immediately exercisable and have a one-year term. In connection with the Merger, all outstanding convertible notes were converted into 30,045 shares of the Company’s Class A Common Stock and the $206 carrying amount of the notes and accrued interest thereon was credited to equity, with no gain or loss recognized. As of June 30, 2024, no convertible notes remain outstanding.